Consolidated Balance Sheets (Parenthetical) (USD $)	Dec. 31, 2010	Dec. 31, 2009
Ordinary shares, par value	$ 0.0001	$ 0.0001
Ordinary shares, shares authorized	10,000,000,000	10,000,000,000
Common Class A [Member]
Ordinary shares, shares issued	39,171,195	49,171,190
Ordinary shares, shares outstanding	39,171,195	49,171,190
Common Class B [Member]
Ordinary shares, shares issued	211,839,885	199,957,195
Ordinary shares, shares outstanding	211,839,885	199,957,195